Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 53,590	$ 54,219
Down payments from clients	670	416
Other accounts payable	36,887	37,922
Total	$ 91,147	$ 92,557